Capital stock (Tables)	9 Months Ended
May 31, 2024
Capital stock.
Summary of issued capital

	As at	As at
	May 31,	August 31,
	2024	2023
	$	$
12,375,576 Voting Common Shares [August 31, 2023 – 11,172,800]	52,494,758	50,395,717